Income Taxes - Provision (Recovery) for Income Taxes from the Expected Provision at the Statutory Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Income before income taxes	$ 102,610	$ 70,369	$ 48,035
Combined basic Canadian statutory rates	26.50%	26.50%	26.50%
Income tax expense based on the above rates	$ 27,192	$ 18,648	$ 12,729
Permanent differences including amortization of intangible assets	3,467	875	(673)
Effect of differences between Canadian and foreign tax rates	(1,855)	(600)	(274)
Effect of rate changes on current year timing differences	(1,085)	(1,063)	(609)
Adjustments relating to previous periods	(569)	(1,034)	94
Increase (decrease) in accruals for uncertain tax positions	(849)	1,289	(1,042)
Valuation allowance	(9,102)	254	692
Stock based compensation		100	352
Other, including foreign exchange	(871)	(200)	(231)
Income tax expense	$ 16,328	$ 18,269	11,038
Adjustment for rounding
Income before income taxes			$ 48,033